Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	121,604,413
Proposed Maximum Offering Price per Unit	14.635
Maximum Aggregate Offering Price	$ 1,779,680,584.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 245,773.89
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's ordinary shares as reported on the New York Stock Exchange on March 27, 2026.